UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01545
Eaton Vance Special Investment Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Eaton Vance Balanced Fund  as of March 31, 2005 (Unaudited)

Eaton Vance Balanced Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At March 31, 2005, the Fund owned approximately 74.3% of Capital Growth Portfolio’s outstanding interests, approximately 61.4% of Investment Grade Income Portfolio’s outstanding interests and approximately 5.4% of Large-Cap Value Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at March 31, 2005 is set forth below.

Investment	Value	% of Fund’s Net Assets
Capital Growth Portfolio (identified cost, $59,099,364)	$71,100,702	35.7%
Investment Grade Income Portfolio (identified cost, $60,501,960)	$61,701,140	31.0%
Large-Cap Value Portfolio (identified cost, $57,078,833)	$66,571,464	33.4%

Total Investments – 100.1% (identified cost, $176,680,157)	$199,373,306	100.1%

Other Assets, Less Liabilities - (0.1%)	$(155,851)	(0.1)%

Net Assets - 100%	$199,217,455	100.0%

Eaton Vance Emerging Markets Fund  as of March 31, 2005 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2005, the value of the Fund’s investment in the Portfolio was $68,117,448 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Emerging Markets Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.7%

Security	Shares	Value

Automotive — 5.3%
Denway Motors, Ltd.	4,286,000	$1,506,174
Hyundai Mobis	24,130	1,570,495
Tata Motors, Ltd. ADR (1)	56,332	546,420
		$3,623,089

Banks and Money Services — 16.7%
Grupo Financiero Banorte DA de CV	276,500	1,797,751
Hansabank, Ltd.	133,000	2,330,483
Kookmin Bank	30,290	1,352,121
Public Bank Berhad	582,500	1,187,780
Standard Bank Group, Ltd.	162,661	1,642,366
Taishin Financial Holdings Co., Ltd.	1,750,251	1,563,254
Turkiye IS Bankasi-C	256,887	1,481,293
		$11,355,048

Cement — 2.3%
Siam Cement Public Company, Ltd.	231,300	1,561,120
		$1,561,120

Chemicals — 4.9%
Nan Ya Plastics Corp.	876,900	1,293,724
Reliance Industries, Ltd. GDR (2)	81,650	2,049,415
		$3,343,139

1

Diversified Operations — 2.7%
Sime Darby Berhad	1,172,900	$1,836,514
		$1,836,514

Electric - Integrated — 4.0%
Enersis S.A.	7,703,000	1,295,209
Enersis S.A. ADR	9,500	79,800
Malakoff Berhad	685,900	1,361,978
		$2,736,987

Engineering and Construction — 2.0%
Daelim Industrial Co.	25,700	1,360,827
		$1,360,827

Home Furnishings — 2.6%
Steinhoff International Holdings, Ltd.	825,000	1,760,707
		$1,760,707

Insurance — 3.4%
China Insurance International Holdings Co., Ltd.	2,596,000	930,765
Samsung Fire & Marine Insurance Co., Ltd.	18,700	1,413,245
		$2,344,010

Leisure and Tourism — 1.7%
Genting Berhad	248,200	1,129,247
		$1,129,247

Mining — 2.7%
AngloGold Ashanti, Ltd.	53,000	1,834,396
		$1,834,396

Office Automation and Equipment — 1.4%
Sindo Ricoh Co.	15,680	962,403
		$962,403

2

Oil and Gas - Equipment and Services — 2.5%
Lukoil Oil., ADR	12,650	$1,712,810
		$1,712,810

Oil Companies - Exploration & Production — 4.3%
CNOOC, Ltd.	3,356,000	1,826,727
OAO Gazprom ADR	33,200	1,118,840
		$2,945,567

Oil Companies-Integrated — 4.7%
China Petroleum and Chemical Corp.	4,230,000	1,715,764
PTT PCL	298,400	1,472,356
		$3,188,120

Paper Products — 1.7%
Kimberly-Clark de Mexico S.A. de C.V.	392,000	1,174,089
		$1,174,089

Publishing — 2.4%
Hurriyet Gazetecilik ve Matbaacilik A.S.	764,000	1,659,254
		$1,659,254

Retail — 1.9%
Wal-Mart de Mexico S.A.	376,000	1,318,177
		$1,318,177

Steel — 8.7%
Cia Siderurgica Nacional S.A. ADR	69,300	1,670,130
POSCO	10,970	2,172,181
Tenaris SA ADR	33,400	2,054,434
		$5,896,745

3

Telephone - Integrated — 8.7%
Chunghwa Telecom Co., Ltd.	804,000	$1,658,653
Mobile Telesystems ADR	52,300	1,840,437
Shin Corp., Public Company, Ltd.	1,138,900	1,142,831
SK Telecom Co., Ltd. ADR	64,650	1,274,898
		$5,916,819

Tobacco — 2.1%
Companhia Souza Cruz S.A.	119,123	1,433,867
		$1,433,867

Total Common Stocks (identified cost $44,249,552)		$59,092,935

Preferred Stocks — 4.9%

Security	Shares	Value

Automotive — 2.6%
Hyundia Motor Co., Ltd.	51,140	$1,789,170
		$1,789,170

Electric — Integrated — 2.3%
Cia Energetica de Minas Gerais	66,000,000	1,523,077
		$1,523,077

Total Preferred Stocks (identified cost $2,127,577)		$3,312,247

Warrants — 0.0%

Security	Shares	Value

Oil Companies - Exploration & Production — 0.0%
Teton Petroleum Co., Exercise price: $6, Expiration date: 10/30/05 (1) (3) (4)	80,000	$0
		$0

4

Total Warrants (identified cost $0)	$0

Total Investments — 91.6% (identified cost $46,377,129)	$62,405,182

Other Assets, Less Liabilities — 8.4%	$5,712,455

Net Assets — 100.0%	$68,117,637

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt.

(1)		Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, the aggregate value of the securities is $2,049,415 or 3.0% of the Portfolio’s net assets.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Restricted Security

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	17.5%	$11,895,340
Malaysia	8.1%	5,515,519
South Africa	7.7%	5,237,469
China	7.4%	5,048,665
Russia	6.9%	4,672,087
Brazil	6.8%	4,627,074
Taiwan	6.6%	4,515,631
Mexico	6.3%	4,290,017
Thailand	6.1%	4,176,307
Turkey	4.6%	3,140,547
India	3.8%	2,595,835
Estonia	3.4%	2,330,483

5

Argentina	3.0%	$2,054,434
Chile	2.0%	1,375,009
Hong Kong	1.4%	930,765

6

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$46,377,129
Gross unrealized appreciation	$16,788,207
Gross unrealized depreciation	(760,154)
Net unrealized appreciation	$16,028,053

The net unrealized depreciation on foreign currency is $196.

7

Eaton Vance Greater India Fund as of March 31, 2005 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in South Asia Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2005, the value of the Fund’s investment in the Portfolio was $103,444,516 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

South Asia Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.8%

Security	Shares	Value

India — 92.8%
Applications Software — 12.4%
Geodesic Information Systems Ltd.	1,167,800	$3,300,275

Infosys Technologies Ltd.	53,001	2,714,921

KPIT Cummins Infosystems Ltd.	141,610	1,036,225

Patni Computer Systems Ltd. (1)	250,933	2,124,544

Satyam Computer Services	180,000	1,680,948

Scandent Solutions Corp. Ltd. (1)	317,737	1,303,984

Sify Ltd. ADR (1)	148,358	643,874

		$12,804,771
Auto and Parts — 1.9%
Bharat Forge Ltd.	60,765	1,918,415

		$1,918,415
Banking and Finance — 3.7%
HDFC Bank Ltd.	303,700	3,774,254

		$3,774,254
Chemicals — 4.7%
Micro Inks Ltd.	113,300	1,517,413

United Phosphorus Ltd.	201,200	3,336,571

		$4,853,984
Computer Hardware — 0.5%
Moser Baer India Ltd.	105,722	503,699

		$503,699
Diversified Industry — 7.0%
Aban Loyd Chiles Offshore	111,600	4,875,615

Sintex Industries Ltd.	247,104	2,410,205

		$7,285,820
Drugs — 13.8%
Dishman Pharmaceuticals & Chemicals Ltd.	192,524	2,813,456

Divi’s Laboratories Ltd.	96,944	2,210,630

Dr. Reddy’s Laboratories Ltd.	85,500	1,446,731

Glaxosmithkline Pharmaceuticals Ltd.	121,486	2,002,509

Ind-Swift Laboratories Ltd.	268,300	1,216,920

1

Ind-Swift Laboratories Ltd., Preferential Shares (2) (3)	102,000	$337,734

Ranbaxy Laboratories Ltd.	89,100	2,048,392

Sun Pharmaceutical Industries Ltd.	207,687	2,238,160

		$14,314,532
Energy — 14.1%
Bharat Petroleum Corp. Ltd.	286,500	2,314,673

Hindustan Petroleum Corp. Ltd.	366,800	2,559,327

Indian Oil Corporation	154,500	1,547,462

National Thermal Power Corp. Ltd.	1,883,000	3,695,708

Oil and Natural Gas Corp. Ltd.	223,900	4,512,182

		$14,629,352
Engineering — 12.6%
ABB Ltd. (1)	96,500	2,548,802

Engineers India Ltd.	62,000	467,006

Gammon India Ltd.	754,743	3,806,124

Larsen & Toubro Ltd.	126,670	2,886,881

Siemens India Ltd.	84,736	3,297,553

		$13,006,366
Foods — 2.0%
Balrampur Chini Mills Ltd.	1,318,080	2,094,922

		$2,094,922
Household Products — 3.6%
Hindustan Lever Ltd.	1,237,000	3,732,389

		$3,732,389
Medical Products/Biotech — 0.5%
Transgene Biotek Ltd. (1)	240,000	545,242

		$545,242
Oil and Gas - Equipment and Services — 1.9%
Indraprastha Gas Ltd.	867,100	1,920,943

		$1,920,943
Petrochemical — 4.6%
Reliance Industries Ltd.	380,300	4,754,948

		$4,754,948
Power Converters/Power Supply Equipment — 2.3%
Bharat Heavy Electricals Ltd.	137,500	2,414,728

		$2,414,728
Tobacco — 3.2%
ITC Ltd.	107,700	3,311,864

		$3,311,864

2

Transportation — 2.5%
Container Corporation of India Ltd.	138,600	$2,550,040

		$2,550,040
Utilities — 1.5%
Reliance Energy Ltd.	128,346	1,557,700

		$1,557,700

Total India (identified cost $68,701,369)		$95,973,969

Total Common Stocks (identified cost $68,701,369)		$95,973,969

Total Investments — 92.8% (identified cost $68,701,369)		$95,973,969

Other Assets, Less Liabilities — 7.2%		$7,470,833

Net Assets — 100.0%		$103,444,802

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Security restricted from sale until December 2, 2005.

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Aban Loyd Chiles Offshore	Diversified Industry	4.7	$4,875,615
Reliance Industries Ltd.	Petrochemical	4.6	4,754,948
Oil and Natural Gas Corp. Ltd.	Energy	4.4	4,512,182
Gammon India Ltd.	Engineering	3.7	3,806,124
HDFC Bank Ltd.	Banking and Finance	3.6	3,774,254
Hindustan Lever Ltd.	Household Products	3.6	3,732,389
National Thermal Power Corp. Ltd.	Energy	3.6	3,695,708
United Phosphorus Ltd.	Chemicals	3.2	3,336,571
ITC Ltd.	Tobacco	3.2	3,311,864
Geodesic Information Systems Ltd.	Applications Software	3.2	3,300,275

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

Company	Percentage of Net Assets	Value
Energy	14.1	$14,629,352
Drugs	13.8	14,314,532
Engineering	12.6	13,006,366
Applications Software	12.4	12,804,771
Diversified Industry	7.0	7,285,820

3

Chemicals	4.7	$4,853,984
Petrochemical	4.6	4,754,948
Banking and Finance	3.6	3,774,254
Household Products	3.6	3,732,389
Tobacco	3.2	3,311,864

4

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, are as follows:

Aggregate cost	$68,701,369

Gross unrealized appreciation	$28,593,756

Gross unrealized depreciation	(1,321,156)

Net unrealized appreciation	$27,272,600

5

Eaton Vance Institutional Short Term Income Fund	as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
AMXCA 2003-1-A, 2.92%, 9/15/10 (1)	$1,000	$1,002,839
BOIT Series 2003-B1, Class B-1, 3.18%, 12/15/10 (1)	1,000	1,007,372
CARAT 2003-3 A1A, 1.77%, 1/16/06	332	332,164
CCCIT Series 2003-A4 Class A4, 3.12%, 3/20/09 (1)	2,100	2,104,541
CHAMT 2002-8 A, 2.87%, 3/17/08 (1)	1,000	1,001,044
CHAMT Series 2004-1B, Class B, 3.01%, 5/15/09 (1)	1,000	1,000,417
MBNAS, Series 2003-A3 Class A3, 2.93%, 8/16/10 (1)	2,100	2,106,698

Total Asset Backed Securities (identified cost, $8,538,932)		$8,555,075

Auction-Rate Securities — 18.6%

Security	Shares	Value
Cohen and Steers Advantage Income Realty Fund, Inc., 3.00% (1) (2)	60	$1,500,000
Cohen and Steers REIT and Preferred Income Fund, Inc., 3.10% (1) (2)	36	900,000
Cohen and Steers REIT and Utility Income Fund, Inc., Series T-7, 3.16% (1) (2)	60	1,500,000
Cohen and Steers REIT and Utility Income Fund, Inc., Series W-7, 3.46% (1) (2)	102	2,550,000
Colorado Educational and Cultural Facility, 3.10% (1)	5,000	5,000,000
Connecticut, 2.85% (1)	4,800	4,800,000
County of San Diego, CA, 3.05% (1)	4,900	4,900,000
John Hancock Preferred Income Fund II, 3.10% (1) (2)	86	2,150,000
Nebraska Public Power District, 3.15% (1)	5,000	5,000,000
Northern Municipal Power Agency MN Electric, 3.05% (1)	4,225	4,225,000
Nuveen Preferred and Convertible Income Fund, 2.93% (1) (2)	18	450,000
PIMCO Corporate Opportunity Fund, Series TH, 3.51% (1) (2)	60	1,500,000
PIMCO Corporate Opportunity Fund, Series W, 3.46% (1) (2)	110	2,750,000
PIMCO High Income Fund, 3.21% (1) (2)	82	2,050,000
Pioneer High Income Trust, 3.16% (1) (2)	130	3,250,000
Pioneer Tax Advantaged Balanced Fund, 3.16% (1) (2)	144	3,600,000
Van Kampen Senior Income Trust, 3.10% (1) (2)	124	3,100,000

Total Auction-Rate Securities (identified cost, $49,225,000)		$49,225,000

1

Commercial Paper — 39.9%

Security	Principal Amount (000’s omitted)	Value
American General Finance Corp., 2.56%, 4/4/05	$3,108	$3,107,337
American Honda Finance Corp., 2.56%, 4/6/05	2,465	2,464,124
Barton Capital Corp., 2.77%, 4/7/05 (3)	2,300	2,298,938
Barton Capital Corp., 2.78%, 4/11/05 (3)	2,850	2,847,799
CAFCO, LLC, 2.59%, 4/8/05 (3)	3,939	3,937,016
CIESCO, LLC, 2.61%, 4/5/05 (3)	3,500	3,498,985
CIESCO, LLC, 2.64%, 4/25/05 (3)	3,000	2,994,720
Cortez Capital Corp., 2.78%, 4/11/05 (3)	2,130	2,128,355
CRC Funding, LLC, 2.635%, 4/12/05 (3)	4,800	4,796,135
CXC, LLC, 2.78%, 4/28/05	4,000	3,991,660
General Electric Capital Corp., 2.91%, 5/23/05	4,302	4,283,917
General Electric Captital Corp., 2.68%, 5/10/05	4,000	3,988,387
General Electric Captital Corp., 2.75%, 5/19/05	3,484	3,471,225
HSBC Finance Corp., 2.67%, 5/5/05	4,320	4,309,106
HSBC Finance Corp., 2.68%, 5/3/05	1,700	1,695,951
Kitty Hawk Funding Corp., 2.78%, 4/13/05 (3)	3,996	3,992,297
Kitty Hawk Funding Corp., 2.79%, 4/25/05 (3)	3,942	3,934,668
Metlife Funding, Inc., 2.66%, 5/2/05	5,800	5,786,715
Midstate Federal Savings, 2.75%, 4/14/05	7,992	7,984,064
Natural Rural Utilities Coop. Finance Corp., 2.80%, 4/20/05	2,660	2,656,069
Old Line Funding, LLC, 2.78%, 4/15/05 (3)	4,673	4,667,948
Procter and Gamble, 2.66%, 5/4/05	3,585	3,576,258
Prudential Funding, LLC, 2.62%, 4/11/05	4,000	3,997,089
Ranger Funding Co., LLC, 2.63%, 4/1/05 (3)	2,824	2,824,000
Societe Generale, 2.78%, 4/6/05	6,050	6,047,664
Societe Generale, 2.79%, 4/21/05	5,000	4,992,250
Yorktown Capital, LLC, 2.75%, 4/1/05 (3)	5,003	5,003,000

Total Commercial Paper (at amortized cost, $105,275,677)		$105,275,677

Corporate Bonds — 5.9%

Security	Principal Amount (000’s omitted)	Value
Allstate Life Global Fund Trust, 4.00%, 4/2/07 (1)	$2,000	$1,999,760
American Honda Finance Corp., 2.649%, 9/27/07 (1)	2,425	2,427,282
Caterpillar Financial Service Corp., 2.834%, 2/11/08 (1)	2,425	2,425,774
FleetBoston Financial Corp., 7.125%, 4/15/06	1,000	1,031,449
General Motors Acceptance Corp., 3.695%, 5/18/06 (1)	955	934,686
Lehman Brothers Holdings, 3.11%, 5/15/06 (1)	2,000	2,000,508
Merrill Lynch and Co., Inc., 2.99%, 2/5/10 (1)	2,835	2,841,081
Merrill Lynch and Co., Inc., 3.76%, 4/5/06 (1)	1,000	1,000,250
Washington Gas Light Co., 7.45%, 6/20/05	1,000	1,008,033

Total Corporate Bonds (identified cost $15,701,031)		$15,668,823

2

Mortgage-Backed Securities — 2.2%

Security	Principal Amount (000’s omitted)	Value
FHLMC, CMO, Series 2503-BC, 5.50%, 12/15/28	$3,633	$3,657,718
FHLMC, PAC CMO, Series 2335-VA, 6.50%, 4/15/12	423	424,141
FHLMC, PAC CMO, Series 2571-MJ, 3.50%, 10/15/23	1,701	1,695,207

Total Mortgage-Backed Securities (identified cost, $5,790,692)		$5,777,066

Preferred Stocks — 3.0%

Security	Shares	Value
Bank One Capital II, 8.50%, 8/15/30 (2)	20,000	$506,379
Bank One Capital V, 8.00%, 1/30/31 (2)	20,000	512,778
Dominion Resource Capital Trust II, 8.40%, 1/30/41 (2)	20,000	511,817
Federal National Mortgage Association, 5.396%	30,000	1,500,000
Fleet Capital Trust VI, 8.80%, 6/30/30 (2)	80,000	2,022,533
Household Capital Trust VI, 8.25%, 1/30/31 (2)	40,000	1,030,304
Provident Capital Trust III, 10.25%, 12/31/30 (2)	50,000	1,308,932
Trans-Canada Pipelines, 8.25%, 10/1/47 (2)	18,000	462,338

Total Preferred Stocks (identified cost $7,884,105)		$7,855,081

U.S. Government Agency Obligations — 8.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank, 1.62%, 10/27/05	$2,000	$1,973,892
Federal Home Loan Bank, 2.999%, 9/29/06 (1)	1,000	1,000,840
Federal Home Loan Bank, 3.25%, 9/28/06	2,000	1,998,376
Federal Home Loan Bank, 4.125%, 11/15/06	3,000	3,007,650
Federal Home Loan Bank, 4.20%, 11/5/08	2,000	1,989,050
Federal Home Loan Bank, 5.00%, 5/10/07	1,450	1,452,958
Federal Home Loan Bank, 5.75%, 10/15/07	700	728,373
FHLMC, 3.00%, 4/29/09	1,000	999,858
FNMA, 2.50%, 2/17/06	1,000	990,174
FNMA, 2.625%, 10/23/06	1,000	974,280
FNMA, 4.65%, 6/24/09	1,000	1,001,653
FNMA, 4.90%, 6/13/07	2,200	2,207,170
FNMA, 5.15%, 5/25/07	1,000	1,002,844
FNMA, 5.35%, 4/12/07	1,750	1,751,115

Total U.S. Government Agency Obligations (identified cost, $21,151,633)		$21,078,233

3

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08	$1,770	$1,904,647

Total U.S. Treasury Obligations (identified cost, $1,917,504)		$1,904,647

Repurchase Agreements — 19.0%

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of 50,232,907 and an effective yield of 2.80%, collaterallized by U.S. Treasury Obligations with rates ranging from 0.00% to 11.00%, with maturity dates ranging from 4/01/05 to 7/01/10 and with an aggregate market value of 50,945,791.	$50,229	$50,229,000

Total Repurchase Agreements (identified cost $50,229,000)		$50,229,000

Short-Term Investments — 0.8%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$2,000	$2,000,000

Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000

Total Investments — 101.3% (identified cost $267,713,574)		$267,568,602

Other Assets, Less Liabilities — (1.3)%		$(3,428,747)

Net Assets — 100.0%		$264,139,855

AMXCA	-	American Express Credit Account Master Trust

BOIT	-	Bank One Issuance Trust

CARAT	-	Capital Auto Receivables Asset Trust

CCCIT	-	Citibank Credit Card Issuance Trust

CHAMT	-	Chase Credit Card Master Trust

FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA	-	Federal National Mortgage Association (Fannie Mae)

MBNAS	-	MBNA Credit Card Master Note Trust

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2005.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

4

The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$267,713,574
Gross unrealized appreciation	$27,943
Gross unrealized depreciation	(172,915)
Net unrealized depreciation	$(144,972)

5

Eaton Vance Institutional Short Term Treasury Fund	as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 99.0%

	Principal
	Amount
Security	(000’s omitted)	Value
US Treasury Bill, 0.00%, 6/23/05	$10,000	$9,937,200

Total U.S. Treasury Obligations (identified cost, $9,941,485)		$9,937,200

Short-Term Investments — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$103	$103,000

Total Short-Term Investments (at amortized cost, $103,000)		$103,000

Total Investments — 100.0% (identified cost $10,044,485)		$10,040,200

Other Assets, Less Liabilities — (0.0)%		$(3,539)

Net Assets — 100.0%		$10,036,661

1

The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$10,044,485
Gross unrealized appreciation	$—
Gross unrealized depreciation	(4,285)
Net unrealized depreciation	$(4,285)

2

Eaton Vance Large-Cap Value Fund  as of March 31, 2005 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2005, the value of the Fund’s investment in the Portfolio was $1,143,494,555, and the Fund owned approximately 92.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Value Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 2.5%
General Dynamics Corp.	150,000	$16,057,500
Northrop Grumman Corp.	275,000	14,844,500
		$30,902,000

Agricultural Equipment — 1.5%
Deere & Co.	275,000	18,460,750
		$18,460,750

Auto and Parts — 0.9%
BorgWarner, Inc.	225,000	10,953,000
		10,953,000

Banks — 8.2%
Bank of America Corp.	550,000	24,255,000
Marshall and Ilsley Corp.	200,000	8,350,000
North Fork Bancorporation, Inc.	400,000	11,096,000
SunTrust Banks, Inc.	150,000	10,810,500
U.S. Bancorp	325,000	9,366,500
Wachovia Corp.	325,000	16,545,750
Wells Fargo & Co.	350,000	20,930,000
		$101,353,750

Beverages — 0.6%
Anheuser-Busch Co., Inc.	150,000	7,108,500
		$7,108,500

Building and Construction — 2.1%
D.R. Horton, Inc.	550,000	16,082,000
Masco Corp.	300,000	10,401,000
		$26,483,000

Chemicals — 0.9%
Air Products and Chemicals, Inc.	175,000	11,075,750
		$11,075,750

Communications Services — 4.2%
Alltel Corp.	250,000	13,712,500
Sprint Corp. (FON Group)	975,000	22,181,250
Verizon Communications, Inc.	450,000	15,975,000
		$51,868,750

1

Computers and Business Equipment — 3.1%
Diebold, Inc.	100,000	$5,485,000
Hewlett-Packard Co.	350,000	7,679,000
International Business Machines Corp.	275,000	25,129,500
		$38,293,500

Consumer Non-Durables — 0.9%
Kimberly-Clark Corp.	175,000	11,502,750
		$11,502,750

Consumer Products - Miscellaneous - 2.1%
Altria Group, Inc.	400,000	26,156,000
		$26,156,000

Consumer Services — 0.5%
Cendant Corp.	300,000	6,162,000
		$6,162,000

Diversified Manufacturing and Services — 3.6%
Cooper Industries Ltd., Class A (1)	125,000	8,940,000
Eaton Corp.	175,000	11,445,000
Tyco International Ltd. (1)	700,000	23,660,000
		$44,045,000

Electric Utilities — 6.5%
Dominion Resources, Inc.	200,000	14,886,000
Entergy Corp.	275,000	19,431,500
Exelon Corp.	525,000	24,092,250
TXU Corp.	275,000	21,898,250
		$80,308,000

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (2)	250,000	5,550,000
Flextronics International Ltd. (1) (2)	500,000	6,020,000
		$11,570,000

Financial Services — 13.2%
American Express Co.	200,000	10,274,000
Citigroup, Inc.	500,000	22,470,000
Countrywide Financial Corp.	675,000	21,910,500
Federal Home Loan Mortgage Corp.	225,000	14,220,000

2

Franklin Resources, Inc.	100,000	$6,865,000
Goldman Sachs Group, Inc.	200,000	21,998,000
JPMorgan Chase & Co.	475,000	16,435,000
Lehman Brothers Holdings, Inc.	150,000	14,124,000
MBNA Corp.	200,000	4,910,000
Merrill Lynch & Co., Inc.	400,000	22,640,000
Washington Mutual, Inc.	175,000	6,912,500
		$162,759,000

Foods — 1.6%
Nestle SA (1)	70,000	19,248,967
		$19,248,967

Information Technology Services — 0.5%
NCR Corp. (2)	200,000	6,748,000
		$6,748,000

Insurance — 4.6%
Allstate Corp. (The)	375,000	20,272,500
MetLife, Inc.	350,000	13,685,000
Prudential Financial, Inc.	400,000	22,960,000
		$56,917,500

Machinery — 1.2%
Caterpillar, Inc.	160,000	14,630,400
		$14,630,400

Media — 2.7%
Time Warner, Inc. (2)	1,200,000	21,060,000
Viacom, Inc., Class B	350,000	12,190,500
		$33,250,500

Metals - Industrial — 3.3%
Alcoa, Inc.	500,000	15,195,000
Inco, Ltd. (1) (2)	275,000	10,945,000
Phelps Dodge Corp.	145,000	14,750,850
		$40,890,850

Oil and Gas - Equipment and Services — 1.7%
Transocean Sedco Forex, Inc. (1) (2)	400,000	20,584,000
		$20,584,000

Oil and Gas - Exploration and Production — 2.9%
Apache Corp.	300,000	18,369,000
Burlington Resources, Inc.	350,000	17,524,500
		$35,893,500

3

Oil and Gas - Integrated — 9.4%
ChevronTexaco Corp.	400,000	$23,324,000
ConocoPhillips	200,000	21,568,000
Exxon Mobil Corp.	400,000	23,840,000
Marathon Oil Corp.	425,000	19,941,000
Occidental Petroleum Corp.	375,000	26,688,750
		$115,361,750

Oil and Gas - Refining — 1.3%
Valero Energy Corp.	225,000	16,485,750
		$16,485,750

Paper and Forest Products — 1.5%
Weyerhaeuser Co.	275,000	18,837,500
		$18,837,500

Pharmaceutical Benefits Manager — 1.7%
Medco Health Solutions, Inc. (2)	425,000	21,067,250
		$21,067,250

Pharmaceuticals — 2.9%
Pfizer, Inc.	450,000	11,821,500
Wyeth	575,000	24,253,500
		$36,075,000

Publishing — 1.0%
Gannett Co., Inc.	150,000	11,862,000
		$11,862,000

REITS — 2.6%
AvalonBay Communities, Inc.	125,000	8,361,250
General Growth Properties, Inc.	200,000	6,820,000
Liberty Property Trust, Inc.	150,000	5,857,500
Simon Property Group, Inc.	175,000	10,601,500
		$31,640,250

Retail - Restaurants — 1.3%
McDonald’s Corp.	500,000	15,570,000
		$15,570,000

Retail - Specialty and Apparel — 3.9%
CVS Corp.	200,000	10,524,000

4

Home Depot, Inc. (The)	375,000	$14,340,000
J.C. Penney Company, Inc.	450,000	23,364,000
		$48,228,000

Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc. (2)	350,000	5,687,500
		$5,687,500

Transport - Services — 0.8%
FedEx Corp.	100,000	9,395,000
		$9,395,000

Transportation — 1.3%
Burlington Northern Santa Fe Corp.	300,000	16,179,000
		$16,179,000

Total Common Stocks (identified cost $996,323,756)		$1,213,554,467

Commercial Paper — 2.4%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp., 2.83%, 4/1/05	$29,911	$29,911,000

Total Commercial Paper
(at amortized cost, $29,911,000)		$29,911,000

Short-Term Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$2,000	$2,000,000

Total Short-Term Investments
(at amortized cost, $2,000,000)		$2,000,000

Total Investments — 101.0% (identified cost $1,028,234,756)		$1,245,465,467

Other Assets, Less Liabilities — (1.0)%		$(12,735,350)

Net Assets — 100.0%		$1,232,730,117

5

(1)	Foreign security.
(2)	Non-income producing security.

6

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,028,234,756
Gross unrealized appreciation	$222,888,178
Gross unrealized depreciation	(5,657,467)
Net unrealized appreciation	$217,230,711

7

Eaton Vance Large-Cap Core Fund as of March 31, 2005 (Unaudited)

Eaton Vance Large-Cap Core Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Large-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2005, the value of the Fund’s investment in the Portfolio was $32,779,954 and the Fund owned approximately 99.6% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Core Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value

Aerospace & Defense — 2.9%
General Dynamics Corp.	5,350	$572,717
Northrop Grumman Corp.	7,100	383,258
		$955,975

Air Freight & Logistics — 0.9%
FedEx Corp.	3,170	297,822
		$297,822

Beverages — 2.3%
Anheuser-Busch Cos., Inc.	6,800	322,252
PepsiCo, Inc.	8,150	432,195
		$754,447

Biotechnology — 3.2%
Amgen, Inc. (1)	6,000	349,260
Genzyme Corp. (1)	7,100	406,404
Sepracor, Inc. (1)	5,400	310,014
		$1,065,678

Business Services - Miscellaneous — 1.2%
Cintas Corp.	10,000	413,100
		$413,100

Capital Markets — 4.4%
Franklin Resources, Inc.	5,700	391,305
Goldman Sachs Group, Inc.	4,400	483,956
Merrill Lynch & Co., Inc.	10,200	577,320
		$1,452,581

Commercial Banks — 4.8%
Anglo Irish Bank Corp. PLC (2)	12,000	300,822
Bank of America Corp.	11,862	523,114
Wachovia Corp.	6,000	305,460
Wells Fargo & Co.	7,350	439,530
		$1,568,926

1

Communications Equipment — 2.2%
Corning, Inc. (1)	31,600	$351,708
Research in Motion Ltd. (1) (2)	4,900	374,458
		$726,166

Computers & Peripherals — 1.4%
International Business Machines Corp.	5,200	475,176
		$475,176

Diversified Financial Services — 7.1%
American Express Co.	11,100	570,207
Citigroup, Inc.	10,400	467,376
JPMorgan Chase & Co.	14,400	498,240
Moody’s Corp.	4,200	339,612
Paychex, Inc.	14,000	459,480
		$2,334,915

Diversified Operations — 1.0%
Cendant Corp.	15,700	322,478
		$322,478

Electrical Equipment — 1.9%
Emerson Electric Co.	9,700	629,821
		$629,821

Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc. (1)	14,200	315,240
		$315,240

Energy Equipment & Services — 2.3%
GlobalSantaFe Corp.	10,500	388,920
Halliburton Co.	8,300	358,975
		$747,895

Food & Staples Retailing — 3.1%
Walgreen Co.	15,400	684,068
Wal-Mart Stores, Inc.	6,950	348,265
		$1,032,333

Food Products — 1.1%
Nestle SA (2)	1,300	357,481
		$357,481

Health Care - Equipment & Supplies — 2.7%
Baxter International, Inc.	10,200	346,596
Medtronic, Inc.	10,500	534,975
		$881,571

2

Health Care Providers & Services — 1.2%
Caremark Rx, Inc. (1)	9,700	$385,866
		$385,866

Household Products — 1.0%
Procter & Gamble Co.	6,300	333,900
		$333,900

Industrial Conglomerate — 3.2%
General Electric Co.	11,200	403,872
Tyco International Ltd. (2)	18,900	638,820
		$1,042,692

Insurance — 2.1%
Aflac Corp.	9,200	342,792
Berkshire Hathaway, Inc., Class B (1)	125	357,000
		$699,792

IT Services — 1.0%
Accenture Ltd., Class A (1) (2)	14,250	344,138
		$344,138

Machinery — 2.2%
Danaher Corp.	6,000	320,460
Deere & Co.	6,000	402,780
		$723,240

Media — 4.9%
McGraw-Hill Cos., Inc., (The)	7,600	663,100
Omnicom Group, Inc.	4,100	362,932
Time Warner, Inc. (1)	32,700	573,885
		$1,599,917

Metals & Mining — 2.6%
Alcoa, Inc.	13,100	398,109
Inco, Ltd. (1) (2)	11,500	457,700
		$855,809

Oil & Gas — 6.8%
Apache Corp.	5,800	355,134
BP PLC ADR	8,420	525,408
ConocoPhillips	3,250	350,480
Exxon Mobil Corp.	9,210	548,916
Williams Co., Inc. (The)	24,000	451,440
		$2,231,378

3

Personal Products — 2.8%
Estee Lauder Cos., Inc. (The), Class A	6,800	$305,864
Gillette Co. (The)	12,480	629,990
		$935,854

Pharmaceuticals — 6.1%
Abbott Laboratories	6,800	317,016
Lilly (Eli) & Co.	4,000	208,400
Teva Pharmaceuticals Industries Ltd. ADR	14,400	446,400
Valeant Pharmaceuticals International	13,800	310,776
Watson Pharmaceuticals, Inc. (1)	12,600	387,198
Wyeth Corp.	8,300	350,094
		$2,019,884

Retail — 1.4%
Dollar General Corp.	21,600	473,256
		$473,256

Semiconductors & Semiconductor Equipment — 5.2%
Broadcom Corp., Class A (1)	16,400	490,688
Intel Corp.	22,500	522,675
Linear Technology Corp.	9,000	344,790
Microchip Technology, Inc.	13,100	340,731
		$1,698,884

Software — 4.5%
Microsoft Corp.	20,720	500,802
Oracle Corp. (1)	43,500	542,880
Symantec Corp. (1)	21,000	447,930
		$1,491,612

Specialty Retail — 2.8%
Bed Bath and Beyond, Inc. (1)	15,900	580,986
Home Depot, Inc. (The)	9,000	344,160
		$925,146

Telecommunications Services — 1.0%
Sprint Corp.	14,000	318,500
		$318,500

Textiles, Apparel & Luxury Goods — 1.7%
Nike, Inc., Class B	6,600	549,846
		$549,846

4

Thrifts & Mortgage Finance — 0.8%
Countrywide Financial Corp.	7,800	$253,188
		$253,188

Total Common Stocks (identified cost $27,799,905)		$31,214,507

Commercial Paper — 3.2%

Security	Principal Amount (000’s omitted)	Value
General Electric Co., 2.83%, 4/1/05	$1,039	$1,039,000

Total Commercial Paper (at amortized cost, $1,039,000)		$1,039,000

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$657	$657,000

Total Short-Term Investments (at amortized cost, $657,000)		$657,000

Total Investments — 100.0% (identified cost $29,495,905)		$32,910,507

Other Assets, Less Liabilities — 0.0%		$2,169

Net Assets — 100.0%		$32,912,676

ADR    -  American Depository Receipt

(1)               Non-income producing security.

(2)               Foreign security.

5

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$29,495,905
Gross unrealized appreciation	3,913,758
Gross unrealized depreciation	(499,156)
Net unrealized appreciation	$3,414,602

6

Eaton Vance Small-Cap Growth Fund as of March 31, 2005 (Unaudited)

Eaton Vance Small-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2005, the value of the Fund’s investment in the Portfolio was $13,045,296 and the Fund owned approximately 46.7% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Growth Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.9%

Security	Shares	Value

Aerospace & Defense — 0.5%
Teledyne Technologies, Inc. (1)	4,500	$140,850
		$140,850

Air Freight & Logistics — 1.1%
Hub Group, Inc., Class A (1)	2,325	145,708
UTI Worldwide, Inc.	2,350	163,207
		$308,915

Beverages — 0.5%
Hansen Natural Corp. (1)	2,400	144,168
		$144,168

Biotechnology — 0.3%
United Therapeutics Corp. (1)	1,900	86,820
		$86,820

Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	2,700	167,481
Greenhill & Co., Inc.	6,800	243,440
MarketAxess Holdings, Inc. (1)	2,878	32,147
		$443,068

Chemicals — 0.8%
Crompton Corp.	8,100	118,260
Georgia Gulf Corp.	2,150	98,857
		$217,117

Commercial Banks — 0.2%
PrivateBancorp, Inc.	1,400	43,974
		$43,974

Commercial Services & Supplies — 1.6%
Clean Harbors, Inc. (1)	2,500	45,850
Healthcare Services Group, Inc.	3,700	89,725
Heidrick & Struggles International, Inc. (1)	4,600	169,142
Labor Ready, Inc. (1)	7,300	136,145
		$440,862

1

Communications Equipment — 0.4%
ECI Telecom, Ltd. (1)	7,200	$51,768
F5 Networks, Inc. (1)	1,137	57,407
		$109,175

Computers & Peripherals — 1.7%
Logitech International SA ADR (1)	1,250	76,100
PalmOne, Inc. (1)	8,050	204,309
QLogic Corp. (1)	2,600	105,300
SanDisk Corp. (1)	3,100	86,180
		$471,889

Construction Materials — 0.8%
Florida Rock Industries, Inc.	1,900	111,758
Texas Industries, Inc.	2,000	107,500
		$219,258

Consumer Finance — 1.7%
First Marblehead Corp., (The) (1)	6,300	362,439
Metris Cos., Inc. (1)	7,200	83,448
NETeller PLC (1)	2,900	33,646
		$479,533

Containers & Packaging — 0.8%
Crown Holdings, Inc. (1)	4,900	76,244
Owens-Illinois, Inc. (1)	5,400	135,756
		$212,000

Diversified Telecommunication Services — 0.4%
PanAmSat Holding Corp.	6,368	108,256
		$108,256

Electrical Equipment — 0.9%
AMETEK, Inc.	3,000	120,750
Evergreen Solar, Inc. (1)	17,100	120,897
		$241,647

Electronic Equipment & Instruments — 1.4%
Cogent, Inc. (1)	5,096	128,317
Nam Tai Electronics, Inc.	5,200	138,320
Trimble Navigation, Ltd. (1)	3,500	118,335
		$384,972

2

Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc. (1)	2,150	$143,061
Cal Dive International, Inc. (1)	1,100	49,830
Dril-Quip, Inc. (1)	4,700	144,478
Hydril Co. (1)	3,800	221,958
Maverick Tube Corp. (1)	3,800	123,538
Pride International, Inc. (1)	5,900	146,556
		$829,421

Food & Staples Retailing — 0.2%
Nash Finch Co.	1,550	58,884
		$58,884

Food Products — 0.4%
Pilgrim’s Pride Corp.	2,900	103,588
		$103,588

Health Care Equipment & Supplies — 9.8%
American Medical Systems Holdings, Inc. (1)	4,000	68,720
ArthroCare Corp. (1)	2,100	59,850
Aspect Medical Systems, Inc. (1)	1,700	36,703
Cooper Cos., Inc.	1,500	109,350
Dade Behring Holdings, Inc. (1)	2,400	141,432
DJ Orthopedics, Inc. (1)	3,900	97,695
Foxhollow Technologies, Inc. (1)	1,000	28,200
Haemonetics Corp. (1)	8,000	337,280
Hologic, Inc. (1)	7,300	232,687
Immucor, Inc. (1)	22,925	692,106
Integra LifeSciences Holdings Corp. (1)	3,100	109,182
Intermagnetics General Corp. (1)	3,600	87,624
Intralase Corp. (1)	2,398	40,143
Kyphon, Inc. (1)	5,350	134,659
Shamir Optical Industry, Ltd. (1)	4,600	71,070
SonoSite, Inc. (1)	2,200	57,156
Sybron Dental Specialties, Inc. (1)	5,200	186,680
Syneron Medical, Ltd. (1)	3,800	121,068
Ventana Medical Systems, Inc. (1)	3,800	142,348
		$2,753,953

Health Care Providers & Services — 7.7%
Centene Corp. (1)	3,500	104,965
Community Health Systems, Inc. (1)	6,800	237,388
Covance, Inc. (1)	1,800	85,698
Coventry Health Care, Inc. (1)	1,800	122,652
Genesis HealthCare Corp. (1)	4,925	211,233
Kindred Healthcare, Inc. (1)	5,800	203,580

3

LifePoint Hospitals, Inc. (1)	5,800	$254,272
PacifiCare Health Systems, Inc. (1)	1,900	108,148
Pharmaceutical Product Development, Inc. (1)	1,700	82,365
PRA International (1)	3,000	80,790
Psychiatric Solutions, Inc. (1)	3,700	170,200
Triad Hospitals, Inc. (1)	5,250	263,025
United Surgical Partners International, Inc. (1)	3,700	169,349
WellCare Health Plans, Inc. (1)	2,000	60,920
		$2,154,585

Hotels, Restaurants & Leisure — 9.6%
Ameristar Casinos, Inc.	3,400	185,912
Boyd Gaming Corp.	4,100	213,815
Cheesecake Factory, Inc. (The) (1)	6,300	223,335
Choice Hotels International, Inc.	3,000	185,850
Four Seasons Hotels, Inc.	650	45,955
Gaylord Entertainment Co. (1)	5,600	226,240
Jack in the Box, Inc. (1)	2,300	85,330
Kerzner International, Ltd. (1)	1,700	104,091
P.F. Chang’s China Bistro, Inc. (1)	3,350	200,330
Penn National Gaming, Inc. (1)	3,002	88,199
Sonic Corp. (1)	4,600	153,640
Sportingbet PLC (1)	38,800	198,799
Station Casinos, Inc.	4,600	310,730
Texas Roadhouse, Inc., Class A (1)	1,506	42,288
WMS Industries, Inc. (1)	1,964	55,306
Wynn Resorts, Ltd. (1)	5,300	359,022
		$2,678,842

Household Durables — 0.6%
Jarden Corp. (1)	1,800	82,584
M.D.C. Holdings, Inc.	1,250	87,062
		$169,646

Industrial Conglomerates — 1.3%
Walter Industries, Inc.	8,500	361,675
		$361,675

Internet & Catalog Retail — 0.1%
Coldwater Creek, Inc. (1)	2,350	43,428
		$43,428

Internet Software & Services — 2.1%
CryptoLogic, Inc.	4,300	133,214
Digital Insight Corp. (1)	3,500	57,400

4

Equinix, Inc. (1)	1,200	$50,808
Greenfield Online, Inc. (1)	3,429	67,380
Websense, Inc. (1)	5,350	287,830
		$596,632

IT Services — 1.3%
Cognizant Technology Solutions Corp. (1)	6,450	297,990
SRA International, Inc., Class A (1)	1,300	78,325
		$376,315

Machinery — 3.5%
Bucyrus International, Inc.	7,450	290,997
ESCO Technologies, Inc. (1)	1,400	112,490
Graco, Inc.	2,050	82,738
Joy Global, Inc.	11,400	399,684
Toro Co. (The)	1,100	97,350
		$983,259

Media — 1.9%
Central European Media Enterprises, Ltd. (1)	10,650	526,749
		$526,749

Metals & Mining — 6.9%
Cameco Corp.	7,775	343,966
Century Aluminum Co. (1)	3,800	114,988
Cleveland-Cliffs, Inc.	850	61,940
CONSOL Energy, Inc.	7,750	364,405
Ivanhoe Mines, Ltd. (1)	11,944	89,222
Massey Energy Co.	8,550	342,342
Meridian Gold, Inc. (1)	5,200	87,568
Peabody Energy Corp.	7,900	366,244
USEC, Inc.	10,500	170,940
		$1,941,615

Multi-Utilities & Unregulated Power — 0.3%
CMS Energy Corp. (1)	7,000	91,280
		$91,280

Oil & Gas — 6.8%
Bankers Petroleum, Ltd. (1)	44,500	63,264
Denbury Resources, Inc. (1)	11,100	391,053
Niko Resources, Ltd.	4,800	247,727
Overseas Shipholding Group	1,565	98,454
Plains Exploration & Production Co. (1)	4,300	150,070
Quicksilver Resources, Inc. (1)	2,100	102,333

5

Range Resources Corp.	4,600	$107,456
Southwestern Energy Co. (1)	4,700	266,772
Tesoro Corp. (1)	2,100	77,742
Vintage Petroleum, Inc.	12,350	388,531
		$1,893,402

Personal Products — 0.8%
Chattem, Inc. (1)	5,044	224,307
		$224,307

Pharmaceuticals — 0.4%
Connetics Corp. (1)	2,000	50,580
Valeant Pharmaceuticals International	2,800	63,056
		$113,636

Real Estate — 0.2%
ZipRealty, Inc. (1)	3,200	45,088
		$45,088

Road & Rail — 1.2%
Landstar System, Inc. (1)	3,350	109,713
Yellow Roadway Corp. (1)	3,800	222,452
		$332,165

Semiconductors & Semiconductor Equipment — 6.2%
Cypress Semiconductor Corp. (1)	14,700	185,220
Lam Research Corp. (1)	6,600	190,476
Marvell Technology Group, Ltd. (1)	3,000	115,020
MIPS Technologies, Inc. (1)	4,200	48,300
NVIDIA Corp. (1)	10,100	239,976
Sigmatel, Inc. (1)	4,900	183,407
Tessera Technologies, Inc. (1)	14,450	624,674
Varian Semiconductor Equipment Associates, Inc. (1)	3,500	133,035
		$1,720,108

Software — 2.0%
Intellisync Corp. (1)	20,300	74,298
Kronos, Inc. (1)	1,800	91,998
NAVTEQ, Corp. (1)	2,500	108,375
VASCO Data Security International, Inc. (1)	11,200	70,448
Verint Systems, Inc. (1)	4,100	143,254
Witness Systems, Inc. (1)	4,000	70,200
		$558,573

6

Specialty Retail — 5.2%
Aeropostale, Inc. (1)	3,000	$98,250
American Eagle Outfitters	14,800	437,340
Chico’s FAS, Inc. (1)	3,400	96,084
Children’s Place Retail Stores, Inc. (The) (1)	2,100	100,275
Finish Line, Inc. (The)	4,000	92,600
Hot Topic, Inc. (1)	8,700	190,095
Pacific Sunwear of California, Inc. (1)	8,300	232,234
Select Comfort Corp. (1)	3,500	71,540
Urban Outfitters, Inc. (1)	2,650	127,121
		$1,445,539

Textiles, Apparel & Luxury Goods — 0.6%
Quiksilver, Inc. (1)	6,100	177,083
		$177,083

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (1)	2,100	58,800
		$58,800

Wireless Telecommunication Services — 4.9%
Nextel Partners, Inc., Class A (1)	5,900	129,564
NII Holdings, Inc., Class B (1)	19,475	1,119,813
SpectraSite, Inc. (1)	1,750	101,448
UbiquiTel, Inc. (1)	4,493	30,103
		$1,380,928

Total Common Stocks (identified cost $21,101,149)		$25,672,005

Commercial Paper — 6.4%

Security	Principal Amount (000’s omitted)	Value
General Electric Co., 2.83%, 4/1/05	$1,250	$1,250,000
Yorktown Capital LLC, 2.78%, 4/6/05	549	548,788

Total Commercial Paper (at amortized cost, $1,798,788)		$1,798,788

7

Short-Term Investments — 2.0%
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$554	$554,000

Total Short-Term Investments (at amortized cost, $554,000)		$554,000

Total Investments — 100.3% (identified cost $23,453,937)		$28,024,793

Other Assets, Less Liabilities — (0.3)%		$(81,261)

Net Assets — 100.0%		$27,943,532

ADR	-	American Depository Receipt

(1)		Non-income producing security.

8

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$23,453,937
Gross unrealized appreciation	$4,893,012
Gross unrealized depreciation	(322,156)
Net unrealized appreciation	$4,570,856

9

Eaton Vance Small-Cap Value Fund	as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.3%

Security	Shares	Value

Auto and Parts — 2.6%
BorgWarner, Inc.	7,800	$379,704
		$379,704

Cement — 2.9%
Lafarge North America, Inc.	7,200	420,840
		$420,840

Chemical — 3.8%
Georgia Gulf Corp.	2,500	114,950
RPM, Inc.	24,000	438,720
		$553,670

Computer/Communications Related — 2.1%
International Rectifier Corp. (1)	6,600	300,300
		$300,300

Construction/Engineering — 2.0%
Granite Construction, Inc.	11,000	288,970
		$288,970

Drugs — 1.7%
Par Pharmaceutical Corp., Inc. (1)	7,500	250,800
		$250,800

Electrical Equipment — 3.0%
Belden, Inc.	19,500	433,095
		$433,095

Electronics — 2.7%
Bel Fuse, Inc. Class B	9,100	275,730
Technitrol, Inc.	8,000	119,360
		$395,090

Energy — 12.5%
Newfield Exploration Co. (1)	7,300	542,098
Piedmont Natural Gas Co., Inc.	19,500	449,280
Questar Corp.	8,000	474,000
Spinnaker Exploration Co. (1)	10,000	355,300
		$1,820,678

1

Food Wholesalers/Retailers — 3.0%
Performance Food Group Co. (1)	11,000	$304,480
SUPERVALU, Inc.	3,800	126,730
		$431,210

Household Products — 5.8%
Church & Dwight Co., Inc.	17,500	620,725
Libbey, Inc.	11,000	231,000
		$851,725

Industrial Products — 9.9%
A.O. Smith Corp.	16,000	461,920
Albany International Corp.	13,000	401,440
CLARCOR, Inc.	2,200	114,312
Teleflex, Inc.	9,000	460,620
		$1,438,292

Insurance — 4.7%
Protective Life Corp.	10,700	420,510
Scottish Re Group Ltd.	12,000	270,240
		$690,750

Medical Services/Supplies — 8.9%
BioScrip, Inc. (1)	9,000	54,270
CONMED Corp. (1)	11,000	331,320
Mentor Corp.	9,500	304,950
Owens & Minor, Inc.	7,300	198,195
PolyMedica Corp.	9,000	285,840
West Pharmaceutical Services, Inc.	5,000	119,500
		$1,294,075

Packaging — 3.4%
AptarGroup, Inc.	9,500	493,810
		$493,810

Restaurant — 6.1%
Applebee’s International, Inc.	2,700	74,412
CBRL Group, Inc.	10,400	429,520
Landry’s Restaurants, Inc.	7,700	222,684
Outback Steakhouse, Inc.	3,400	155,686
		$882,302

2

Retailing — 5.7%
BJ’s Wholesale Club, Inc. (1)	9,700	$301,282
Claire’s Stores, Inc.	14,500	334,080
ShopKo Stores, Inc. (1)	8,500	188,870
		$824,232

Toys — 2.6%
JAKKS Pacific, Inc. (1)	5,500	118,085
RC2 Corp. (1)	7,700	261,800
		$379,885

Transportation — 5.9%
Arkansas Best Corp.	13,500	510,030
Yellow Roadway Corp. (1)	6,100	357,094
		$867,124

Total Common Stocks (identified cost $10,099,557)		$12,996,552

Total Investments — 89.3% (identified cost $10,099,557)		$12,996,552

Other Assets, Less Liabilities — 10.7%		$1,557,928

Net Assets — 100.0%		$14,554,480

(1)           Non-income producing security.

3

The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$10,099,557
Gross unrealized appreciation	$3,037,983
Gross unrealized depreciation	(140,988)
Net unrealized appreciation	$2,896,995

4

Eaton Vance Special Equities Fund  as of March 31, 2005 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2005, the value of the Fund’s investment in the Portfolio was $45,383,695 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Special Equities Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.8%

Security	Shares	Value

Aerospace & Defense — 0.6%
Teledyne Technologies, Inc. (1)	8,200	$256,660
		$256,660

Air Freight & Logistics — 1.1%
Hub Group, Inc., Class A (1)	3,900	244,413
UTI Worldwide, Inc.	3,900	270,855
		$515,268

Beverages — 0.5%
Hansen Natural Corp. (1)	3,800	228,266
		$228,266

Biotechnology — 0.3%
United Therapeutics Corp. (1)	3,300	150,793
		$150,793

Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	4,400	272,932
Greenhill & Co., Inc.	11,100	397,380
MarketAxess Holdings, Inc. (1)	4,685	52,331
		$722,643

Chemicals — 0.8%
Crompton Corp.	14,700	214,620
Georgia Gulf Corp.	3,300	151,734
		$366,354

Commercial Banks — 0.2%
PrivateBancorp, Inc.	2,350	73,813
		$73,813

Commercial Services & Supplies — 1.6%
Clean Harbors, Inc. (1)	4,100	75,194
Healthcare Services Group, Inc.	6,100	147,925
Heidrick & Struggles International, Inc. (1)	8,200	301,514
Labor Ready, Inc. (1)	11,900	221,935
		$746,568

Communications Equipment — 0.4%
ECI Telecom, Ltd. (1)	11,800	$84,842
F5 Networks, Inc. (1)	1,795	90,630
		$175,472

Computers & Peripherals — 1.7%
Logitech International SA ADR (1)	2,000	121,760
PalmOne, Inc. (1)	13,200	335,016
QLogic Corp. (1)	4,200	170,100
SanDisk Corp. (1)	5,100	141,780
		$768,656

Construction Materials — 0.8%
Florida Rock Industries, Inc.	3,000	176,460
Texas Industries, Inc.	3,300	177,375
		$353,835

Consumer Finance — 1.7%
First Marblehead Corp., (The) (1)	10,225	588,244
Metris Cos., Inc. (1)	12,900	149,511
NETeller PLC (1)	4,700	54,530
		$792,285

Containers & Packaging — 0.8%
Crown Holdings, Inc. (1)	8,100	126,036
Owens-Illinois, Inc. (1)	9,000	226,260
		$352,296

Diversified Telecommunication Services — 0.4%
PanAmSat Holding Corp.	10,345	175,865
		$175,865

Electrical Equipment — 0.8%
AMETEK, Inc.	4,600	185,150
Evergreen Solar, Inc. (1)	28,100	198,667
		$383,817

Electronic Equipment & Instruments — 1.4%
Cogent, Inc. (1)	8,311	209,271
Nam Tai Electronics, Inc.	8,600	228,760
Trimble Navigation, Ltd. (1)	5,600	189,336
		$627,367

Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc. (1)	3,500	$232,890
Cal Dive International, Inc. (1)	2,000	90,600
Dril-Quip, Inc. (1)	7,700	236,698
Hydril Co. (1)	6,300	367,983
Maverick Tube Corp. (1)	6,200	201,562
Pride International, Inc. (1)	9,800	243,432
		$1,373,165

Food & Staples Retailing — 0.2%
Nash Finch Co.	2,500	94,975
		$94,975

Food Products — 0.4%
Pilgrim’s Pride Corp.	4,600	164,312
		$164,312

Health Care Equipment & Supplies — 9.7%
American Medical Systems Holdings, Inc. (1)	6,400	109,952
ArthroCare Corp. (1)	3,400	96,900
Aspect Medical Systems, Inc. (1)	2,700	58,293
Cooper Cos., Inc.	2,500	182,250
Dade Behring Holdings, Inc. (1)	3,500	206,255
DJ Orthopedics, Inc. (1)	6,400	160,320
Foxhollow Technologies, Inc. (1)	1,800	50,760
Haemonetics Corp. (1)	13,000	548,080
Hologic, Inc. (1)	10,600	337,875
Immucor, Inc. (1)	37,000	1,117,030
Integra LifeSciences Holdings Corp. (1)	4,800	169,056
Intermagnetics General Corp. (1)	6,100	148,474
Intralase Corp. (1)	3,924	65,688
Kyphon, Inc. (1)	8,800	221,496
Shamir Optical Industry, Ltd. (1)	7,600	117,420
SonoSite, Inc. (1)	3,200	83,136
Sybron Dental Specialties, Inc. (1)	8,500	305,150
Syneron Medical, Ltd. (1)	6,200	197,532
Ventana Medical Systems, Inc. (1)	6,200	232,252
		$4,407,919

Health Care Providers & Services — 7.8%
Centene Corp. (1)	5,800	173,942
Community Health Systems, Inc. (1)	11,100	387,501
Covance, Inc. (1)	2,900	138,069
Coventry Health Care, Inc. (1)	3,000	204,420
Genesis HealthCare Corp. (1)	8,100	347,409
Kindred Healthcare, Inc. (1)	9,500	333,450

LifePoint Hospitals, Inc. (1)	9,600	$420,864
PacifiCare Health Systems, Inc. (1)	3,300	187,836
Pharmaceutical Product Development, Inc. (1)	2,800	135,660
PRA International (1)	5,300	142,729
Psychiatric Solutions, Inc. (1)	5,800	266,800
Triad Hospitals, Inc. (1)	8,600	430,860
United Surgical Partners International, Inc. (1)	6,000	274,620
WellCare Health Plans, Inc. (1)	3,200	97,472
		$3,541,632

Hotels, Restaurants & Leisure — 9.8%
Ameristar Casinos, Inc.	5,700	311,676
Boyd Gaming Corp.	6,700	349,405
Cheesecake Factory, Inc. (The) (1)	10,400	368,680
Choice Hotels International, Inc.	5,400	334,530
Four Seasons Hotels, Inc.	1,100	77,770
Gaylord Entertainment Co. (1)	9,100	367,640
Jack in the Box, Inc. (1)	4,300	159,530
Kerzner International, Ltd. (1)	2,900	177,567
P.F. Chang’s China Bistro, Inc. (1)	5,400	322,920
Penn National Gaming, Inc. (1)	4,894	143,786
Sonic Corp. (1)	7,600	253,840
Sportingbet PLC (1)	63,700	326,379
Station Casinos, Inc.	7,550	510,003
Texas Roadhouse, Inc., Class A (1)	2,728	76,602
WMS Industries, Inc. (1)	3,187	89,746
Wynn Resorts, Ltd. (1)	8,650	585,951
		$4,456,025

Household Durables — 0.6%
Jarden Corp. (1)	2,900	133,052
M.D.C. Holdings, Inc.	2,100	146,265
		$279,317

Industrial Conglomerates — 1.3%
Walter Industries, Inc.	13,800	587,190
		$587,190

Internet & Catalog Retail — 0.2%
Coldwater Creek, Inc. (1)	3,800	70,224
		$70,224

Internet Software & Services — 2.2%
CryptoLogic, Inc.	7,000	216,860
Digital Insight Corp. (1)	5,800	95,120

Equinix, Inc. (1)	2,100	$88,914
Greenfield Online, Inc. (1)	5,641	110,846
Websense, Inc. (1)	8,700	468,060
		$979,800

IT Services — 1.4%
Cognizant Technology Solutions Corp. (1)	10,500	485,100
SRA International, Inc., Class A (1)	2,100	126,525
		$611,625

Machinery — 3.6%
Bucyrus International, Inc.	12,200	476,532
ESCO Technologies, Inc. (1)	2,300	184,805
Graco, Inc.	3,300	133,188
Joy Global, Inc.	19,650	688,929
Toro Co. (The)	1,800	159,300
		$1,642,754

Media — 1.9%
Central European Media Enterprises, Ltd. (1)	17,400	860,604
		$860,604

Metals & Mining — 7.0%
Cameco Corp.	12,800	566,272
Century Aluminum Co. (1)	6,200	187,612
Cleveland-Cliffs, Inc.	1,300	94,731
CONSOL Energy, Inc.	12,600	592,452
Ivanhoe Mines, Ltd. (1)	19,550	146,039
Massey Energy Co.	14,150	566,566
Meridian Gold, Inc. (1)	8,600	144,824
Peabody Energy Corp.	12,900	598,044
USEC, Inc.	17,300	281,644
		$3,178,184

Multi-Utilities & Unregulated Power — 0.3%
CMS Energy Corp. (1)	11,500	149,960
		$149,960

Oil & Gas — 6.8%
Bankers Petroleum, Ltd. (1)	73,000	103,781
Denbury Resources, Inc. (1)	17,900	630,617
Niko Resources, Ltd.	7,900	407,717
Overseas Shipholding Group	2,741	172,436
Plains Exploration & Production Co. (1)	7,100	247,790
Quicksilver Resources, Inc. (1)	3,700	180,301

Range Resources Corp.	7,400	$172,864
Southwestern Energy Co. (1)	7,500	425,700
Tesoro Corp. (1)	3,350	124,017
Vintage Petroleum, Inc.	19,900	626,054
		$3,091,277

Personal Products — 0.8%
Chattem, Inc. (1)	8,216	365,366
		$365,366

Pharmaceuticals — 0.4%
Connetics Corp. (1)	3,500	88,515
Valeant Pharmaceuticals International	4,500	101,340
		$189,855

Real Estate — 0.2%
ZipRealty, Inc. (1)	5,200	73,268
		$73,268

Road & Rail — 1.2%
Landstar System, Inc. (1)	5,500	180,125
Yellow Roadway Corp. (1)	6,200	362,948
		$543,073

Semiconductors & Semiconductor Equipment — 6.2%
Cypress Semiconductor Corp. (1)	24,100	303,660
Lam Research Corp. (1)	10,800	311,688
Marvell Technology Group, Ltd. (1)	4,900	187,866
MIPS Technologies, Inc. (1)	6,800	78,200
NVIDIA Corp. (1)	16,500	392,040
Sigmatel, Inc. (1)	8,100	303,183
Tessera Technologies, Inc. (1)	23,600	1,020,228
Varian Semiconductor Equipment Associates, Inc. (1)	5,700	216,657
		$2,813,522

Software — 2.1%
Intellisync Corp. (1)	33,000	120,780
Kronos, Inc. (1)	3,300	168,663
NAVTEQ, Corp. (1)	4,100	177,735
VASCO Data Security International, Inc. (1)	17,400	109,446
Verint Systems, Inc. (1)	6,700	234,098
Witness Systems, Inc. (1)	7,100	124,605
		$935,327

Specialty Retail — 5.2%
Aeropostale, Inc. (1)	4,900	$160,475
American Eagle Outfitters	24,200	715,110
Chico’s FAS, Inc. (1)	5,500	155,430
Children’s Place Retail Stores, Inc. (The) (1)	3,400	162,350
Finish Line, Inc. (The)	6,600	152,790
Hot Topic, Inc. (1)	14,300	312,455
Pacific Sunwear of California, Inc. (1)	13,700	383,326
Select Comfort Corp. (1)	5,700	116,508
Urban Outfitters, Inc. (1)	4,300	206,271
		$2,364,715

Textiles, Apparel & Luxury Goods — 0.6%
Quiksilver, Inc. (1)	10,000	290,300
		$290,300

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (1)	3,400	95,200
		$95,200

Wireless Telecommunication Services — 5.0%
Nextel Partners, Inc., Class A (1)	9,700	213,012
NII Holdings, Inc., Class B (1)	31,700	1,822,750
SpectraSite, Inc. (1)	2,800	162,316
UbiquiTel, Inc. (1)	7,266	48,682
		$2,246,760

Total Common Stocks (identified cost $34,177,628)		$42,096,307

Commercial Paper — 5.6%

Security	Principal Amount (000’s omitted)	Value
General Electric Co., 2.83%, 4/1/05	$2,000	$2,000,000
Prudential Funding Corp. LLC, 2.83%, 4/1/05	556	556,000

Total Commercial Paper (at amortized cost, $2,556,000)		$2,556,000

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$899	$899,000

Total Short-Term Investments (at amortized cost, $899,000)		$899,000

Total Investments — 100.4% (identified cost $37,632,628)		$45,551,307

Other Assets, Less Liabilities — (0.4)%		$(167,592)

Net Assets — 100.0%		$45,383,715

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,632,628
Gross unrealized appreciation	$8,444,168
Gross unrealized depreciation	(525,489)
Net unrealized appreciation	$7,918,679

Eaton Vance Utilities Fund as of March 31, 2005 (Unaudited)

Eaton Vance Utilities Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Utilities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2005, the value of the Fund’s investment in the Portfolio was $671,647,924 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Utilities Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Auto and Parts — 2.9%
Adesa, Inc.	825,000	$19,272,000
		$19,272,000

Broadcasting and Cable — 0.6%
Antena 3 Television SA (1)	845	69,134
Ovation, Inc. (1) (2)	18,040	200,000
PanAmSat Holding Corp.	219,005	3,723,085
		$3,992,219

Electric Utilities — 38.9%
ALLETE, Inc.	316,666	13,252,472
British Energy Group PLC (1)	250,000	1,313,272
Cinergy Corp.	100,432	4,069,505
E. ON AG ADR	510,000	14,662,500
Edison International	600,000	20,832,000
Enel SPA	500,000	4,797,872
Entergy Corp.	305,000	21,551,300
Exelon Corp.	461,250	21,166,763
FirstEnergy Corp.	100,000	4,195,000
Fortis, Inc.	50,000	2,950,779
Fortum Oyj	450,000	8,785,514
FPL Group, Inc.	441,860	17,740,679
National Grid Transco PLC	563,810	5,227,038
NorthWestern Corp.	225,000	5,933,250
NRG Energy, Inc. (1)	340,000	11,611,000
NSTAR	100,000	5,430,000
Ormat Technologies, Inc.	296,400	4,641,624
PG&E Corp.	575,000	19,607,500
PPL Corp.	180,000	9,718,200
Public Power Corp.	65,000	1,878,304
RWE AG	220,000	13,342,179
Scottish and Southern Energy PLC	650,000	10,825,303
Scottish Power PLC	1,054,290	8,155,949
Terna SPA	2,250,000	5,992,405
TXU Corp.	250,000	19,907,500

1

Westar Energy, Inc.	181,500	$3,927,660
		$261,515,568

Engineering and Construction — 1.2%
Bouygues SA	200,000	7,948,630
		$7,948,630

Gas Utilities — 6.0%
AGL Resources, Inc.	130,000	4,540,900
Equitable Resources, Inc.	210,000	12,062,400
NiSource, Inc.	150,000	3,418,500
ONEOK, Inc.	272,600	8,401,532
Questar Corp.	200,000	11,850,000
		$40,273,332

Integrated Oil — 3.7%
BP PLC ADR	25,000	1,560,000
Exxon Mobil Corp.	150,000	8,940,000
Statoil ASA	250,000	4,275,189
Statoil ASA ADR	250,000	4,285,000
Total SA ADR	50,000	5,861,500
		$24,921,689

Oil and Gas - Exploration and Production — 4.5%
Halliburton Co.	200,000	8,650,000
Niko Resources, Ltd.	80,000	4,128,776
Southwestern Energy Co. (1)	126,000	7,151,760
Talisman Energy, Inc.	170,000	5,805,500
Vintage Petroleum, Inc.	150,000	4,719,000
		$30,455,036

Oil and Gas - Refining and Marketing — 3.9%
Kinder Morgan, Inc.	135,000	10,219,500
Williams Co., Inc. (The)	850,000	15,988,500
		$26,208,000

Telecommunications Services — 21.2%
BCE, Inc.	585,400	14,629,146
Belgacom SA	100,000	4,143,554
BellSouth Corp.	400,000	10,516,000
Chunghwa Telecom Co., Ltd. ADR	154,800	3,280,212
Deutsche Telekom AG ADR	500,000	9,980,000
Eircom Group PLC	1,000,000	2,636,187
Elisa Oyj	200,000	3,405,083
Fairpoint Communciations, Inc.	75,000	1,122,750
Koninklijke (Royal) KPN NV	700,000	6,280,887
Portugal Telecom, SGPS, SA	500,000	5,886,936

2

Sprint Corp.	425,000	$9,668,750
TDC A/S	335,600	14,151,078
Telecom Corporation of New Zealand, Ltd.	1,000,000	4,328,436
Telecom Italia SPA	1,500,000	4,701,566
Telefonos de Mexico SA de CV (Telmex) ADR	250,000	8,632,500
Telenor ASA	1,000,000	9,032,831
TELUS Corp.	400,000	12,324,000
Verizon Communications, Inc.	500,000	17,750,000
		$142,469,916

Transportation — 0.4%
Societe des Autoroutes du Nord et de l’Est de la France (1)	15,850	811,618
Societe des Autoroutes Paris-Rhin-Rhone	30,000	1,680,447
		$2,492,065

Utilities - Electric and Gas — 8.1%
CMS Energy Corp. (1)	1,275,000	16,626,000
Dominion Resources, Inc.	100,000	7,443,000
Energy East Corp.	400,000	10,488,000
MDU Resources Group, Inc.	130,000	3,590,600
Sempra Energy	320,000	12,748,800
Wisconsin Energy Corp.	100,000	3,550,000
		$54,446,400

Water Utilities — 3.5%
Aqua America, Inc.	325,000	7,913,750
Suez SA	300,000	8,100,199
United Utilities PLC	630,207	7,506,006
		$23,519,955

Wireless Telecommunication Services — 4.0%
Alltel Corp.	150,000	8,227,500
America Movil S.A. de C.V. ADR	100,000	5,160,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR (1)	2,500	69,975
Vodafone Group PLC ADR	500,000	13,280,000
		$26,737,475

Total Common Stocks (identified cost $508,770,829)		$664,252,285

3

Convertible Preferred Stocks — 1.0%

Gas Utilities — 0.6%
KeySpan Corp.	75,000	$3,794,250
		$3,794,250

Oil and Gas - Refining and Marketing — 0.4%
Williams Holdings of Delaware (3)	29,400	2,675,400
		$2,675,400

Total Convertible Preferred Stocks (identified cost $5,220,000)		$6,469,650

Preferred Stocks — 0.2%

Broadcasting and Cable — 0.2%
Ovation, Inc. (PIK) (1) (2)	807	$1,566,000
		$1,566,000

Total Preferred Stocks (identified cost $3,595,225)		$1,566,000

Convertible Bonds — 0.0%

	Principal Amount (000’s omitted)

Utilities - Electric and Gas — 0.0%
Reliant Resources, Inc., 5.00%, 8/15/10 (3)	$100	$139,875

Total Convertible Bonds (identified cost, $100,000)		$139,875

Warrants — 0.0%

	Shares

Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (1)	8,205	$5,497
		$5,497

Total Warrants (identified cost $0)		$5,497

Total Investments — 100.1% (identified cost $517,686,054)		$672,433,307

Other Assets, Less Liabilities — (0.1)%		$(785,339)

Net Assets — 100.0%		$671,647,968

4

ADR	-	American Depository Receipt
PIK	-	Payment In Kind.

(1)		Non-income producing security.

(2)		Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of the securities is $2,815,275 or 0.4% of the Portfolio’s net assets.

5

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Belgium	0.6%	4,143,554
Canada	5.9%	39,838,201
Denmark	2.1%	14,151,078
Finland	1.8%	12,190,597
France	3.6%	24,402,394
Germany	5.7%	37,984,679
Greece	0.3%	1,878,304
Hong Kong	0%	69,975
Italy	2.3%	15,491,843
Mexico	2.1%	13,792,500
Netherlands	0.9%	6,280,887
New Zealand	0.7%	4,328,436
Norway	2.6%	17,593,020
Portugal	0.9%	5,886,936
Spain	0%	69,134
Taiwan	0.5%	3,280,212
United Kingdom	7.5%	50,503,755
United States	62.6%	420,547,802

6

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$517,686,054
Gross unrealized appreciation	$160,929,197
Gross unrealized depreciation	(6,181,944)
Net unrealized appreciation	$154,747,253

7

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	May 19, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	May 19, 2005